Trade Accounts Payable - Supplier Finance Arrangements - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Text Block 1 Abstract [Abstract]
Amount paid to Financial Institution by suppliers	$ 14.8
Average Payment period	120